RISK MANAGEMENT - Structural foreign exchange risk - Financial liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 308,858,471		$ 271,975,564
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	159,908,740	$ 31,940	134,967,705	$ 31,693
Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		8,227		7,628
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,105,723		1,509,201
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	307,752,748		270,466,363
Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910		1,452,574
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	234,470,422		211,841,597
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	234,470,422		211,841,597
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	111,566,151	20,630	96,314,534	21,144
Customer deposits [member] | Financial liabilities at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		7,394		6,916
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,282,326		58,624,766
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,282,326		58,624,766
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	45,363,639	10,562	35,797,463	9,717
Financial obligations [member] | Financial liabilities at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		833		712
IFRS Accounts Payable [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,134,728	536	1,630,860	475
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910		1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910		1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	811,062	204	1,197,924	349
Derivatives [member] | Hedging derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813		56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813		56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 33,160	$ 8	$ 26,924	$ 8